Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components for Loss Before Income Taxes

Loss before income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2022	2023
Domestic	$(68,048)	$(32,744)
Foreign	3,241	5,229
Loss before income taxes	$(64,807)	$(27,515)

Schedule of Provision for Income Taxes	Provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2022	2023
Current:
Federal	$—	$—
Foreign and state	659	1,416
Provision for income taxes	$659	$1,416

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the U.S. federal income tax rate to the Company’s effective tax rate was as follows:

	Year Ended December 31,
	2022	2023
U.S. federal taxes at statutory tax rate	21%	21%
Rate benefit from flow-through partnership structure	(21)	(21)
Foreign and state income taxes	1	5
Provision for income taxes	1%	5%